Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Supplemental Cash Flow Information [Abstract]
Advertising expense	$ 141	$ 843	$ 925
Foreign exchange gains (losses)	$ 42	$ (62)	$ (87)